Financial Liabilities - Borrowing Maturity (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 108,125	€ 111,375	€ 114,625
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,250	3,250	3,250
Later than two years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 104,875	108,125	111,375
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0	€ 0